Loans and financing	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Loans and financing

20.	Loans and financing

They are classified as financial liabilities measured at the amortized cost, and represented by non-derivative financial liabilities that are usually traded before maturity.

In the initial recognition, they are recorded at the fair value and after the initial recognition they are measured based on the effective interest rate method. Appropriations of financial expenses according to the effective interest rate method are recognized in the statement of income, under financial expenses.

Description	Currency	Charges	Maturity	2025	2024
KFW Finnvera³ (ii)	USD	SOFR + 1.17826% p.a.	Dec/25	-	32,820
Debentures¹ (ii)	BRL	IPCA + 4.0432% p.a.	Jun/28	2,049,182	1,956,307
BNDES (i)	BRL	IPCA + 4.2283% p.a.	Nov/31	329,566	385,592
BNB (i)	BRL	IPCA + 1.2228%–1.4945% p.a.	Feb/28	399,975	585,129
BNDES (i)	BRL	TJLP + 1.95% p.a.	Aug/25	-	75,653
Total				2,778,723	3,035,501

Current				(925,626)	(348,353)
Non-current				1,853,097	2,687,148

¹	The automatic decrease of up to 0.25 bps is estimated in remunerative interest and will comply with sustainable targets established in the indenture.
²	BNB interest rates already include a 15% discount for payment.
³	The financing with KFW Finnvera was fully paid off in December 2025.

Guarantees

(i) Receivables from TIM S.A., limited to the amount of the debt;

(ii) Do not have a guarantee.

The Company's financing, contracted with BNDES, was obtained for the expansion of the mobile telephone network and has restrictive contractual clauses that provide for the fulfilment of certain financial and non-financial rates calculated every quarter. Financial indices are: (1) Shareholders' equity over total assets; (2) EBITDA over net financial expenses; (3) Total financial debt over EBITDA and (4) Short-term net financial debt to EBITDA. The Debentures issued by TIM S.A. (2nd issue in a Single Series) have a financial ratio covenant calculated semiannually. The index is the Net Financial Debt over EBITDA. The Company complied with all the ratios established.

The Company’s non-current loans and financing on December 31, 2025 are due in accordance with the following schedule:

Nominal value
2027	921,423
2028	769,658
2029	55,548
2030	55,548
2031	50,920
1,853,097

The nominal value of the loans and financing is consistent with their respective payment schedule.

Nominal value
2026	925,626
2027	921,423
2028	769,658
2029	55,548
2030	55,548
2031	50,920
2,778,723

Fair value of loans

With regard to contracted funding: Debentures, BNDES and BNB, the fair value of these loans is considered to be the present value of the long position of the swap contracts that protect the Company from changes in exchange rates and interest. The fair value of operations on December 31, 2025 and December 31, 2024 is detailed in the table below:

	2025	2024
Debentures	2,062,508	1,976,088
BNDES	330,551	386,743
BNB	400,926	586,525